Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for non-CEO NEOs(1) ($)	Average Compensation Actually Paid to non-CEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($MM)	Adjusted Pre-Tax Return On Equity (ROE)(6)
2025	7,554,146	14,715,603	1,768,494	2,811,309	158	145	189.5	17%
2024	8,448,459	8,656,685	2,090,175	2,064,075	106	128	33.9	20%
2023	8,153,781	4,818,659	2,345,570	1,622,072	106	114	(63.7)	10%
2022	6,029,718	2,722,635	1,739,912	1,223,474	106	88	25.7	(17)%
2021	6,627,653	10,670,774	1,644,825	1,837,428	138	111	18.1	12%

Company Selected Measure Name		Adjusted Pre-Tax Return On Equity (ROE) is calculated as adjusted pre-tax income divided by the average of beginning common equity and the beginning common equity plus adjusted pre-tax income. For a discussion of how we measure adjusted pre-tax income and a reconciliation to financial measures prepared under GAAP, please see our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 12, 2026.
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table (below for 2024) for our CEO and non-CEO NEOs as a group. Our CEO was Glen Messina. Our NEOs for each applicable year were as follows: (i) for 2024 and 2025, Scott W. Anderson, Sean B. O’Neil, Aaron D. Wade and Dennis Zeleny, (ii) for 2023, Scott W. Anderson, George T. Henley, Sean B. O’Neil and Dennis Zeleny,(iii) for 2022, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny, June C. Campbell and Albert J. Celini; and (iv) for 2021, Scott W. Anderson, June C. Campbell, George T. Henley, Dennis Zeleny and Timothy J. Yanoti.

Peer Group Issuers, Footnote [Text Block]		Cumulative TSR performance of our peer group is weighted by their respective market capitalization as of December 31, 2020. Our peer group is the same peer group described above in “Role of Compensation Committee”. Current peer group company loanDepot is not included in the weighted average cumulative TSR calculation because it was publicly listed after the beginning of the five-year measurement period. Similarly, cumulative TSR performance of companies used in either or both our current peer group and peer groups used in 2021-2023 and 2023-2025 who have since been delisted are not included in the weighted average cumulative TSR calculation, including Guild Holdings Company, Home Point Capital, Mr. Cooper Group and Sterling Bancorp. Peer Group Total Shareholder Return values for our peer group used in 2021-2023 would be $145, $130, $118, $94, and $116 for 2025, 2024, 2023, 2022 and 2021, respectively. Peer Group Total Shareholder Return values for our peer group used in 2023-2025 would be $149, $133, $116, $92, and $113 for 2025, 2024, 2023, 2022 and 2021, respectively. We revise our peer group from time to time to accommodate mergers and acquisitions activity within the previous peer group and the evolution of our business model, and to better reflect peers subject to similar regulatory oversight for performance and business practice benchmarking.
PEO Total Compensation Amount	[1]	$ 7,554,146	$ 8,448,459	$ 8,153,781	$ 6,029,718	$ 6,627,653
PEO Actually Paid Compensation Amount	[2]	$ 14,715,603	8,656,685	4,818,659	2,722,635	10,670,774
Adjustment To PEO Compensation, Footnote [Text Block]

Executive(s)	Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Compensation Actually Paid ($)
CEO	2025	7,554,146	(4,473,182)	11,634,639	14,715,603
	2024	8,448,459	(4,636,793)	4,845,019	8,656,685
	2023	8,153,781	(5,563,820)	2,228,698	4,818,659
	2022	6,029,718	(4,233,065)	925,981	2,722,635
	2021	6,627,653	(3,914,160)	7,957,281	10,670,774
Average of Non-CEO NEOs	2025	1,768,494	(552,926)	1,595,741	2,811,309
	2024	2,090,175	(679,588)	653,489	2,064,075
	2023	2,345,570	(1,034,798)	311,300	1,622,072
	2022	1,739,912	(692,544)	176,106	1,223,474
	2021	1,644,825	(406,315)	598,919	1,837,428

(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above).

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,768,494	2,090,175	2,345,570	1,739,912	1,644,825
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,811,309	2,064,075	1,622,072	1,223,474	1,837,428
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
●	Cumulative Company TSR and Compensation Actually Paid: In 2021, increases to our share price contributed to higher compensation actually paid values versus the Summary Compensation Table value. In 2022, the 23% decrease to our year-end closing share price, plus the forfeiture of our 2019 PRSUs due to unattained metrics, resulted in a significant reduction in compensation actually paid compared to 2021. In 2023, the above-target achievement of our 2020 PRSUs resulted in an increase to compensation actually paid compared to 2022. In 2024, the above-target achievement of our 2024 AIP and 2021 PRSUs resulted in an increase to compensation actually paid compared to 2023. In 2025, the above-target achievement of our 2025 AIP plus share price appreciation for RSUs vesting during the year from their grant date fair value resulted in an increase to compensation actually paid compared to 2024.

Compensation Actually Paid vs. Net Income [Text Block]

●	Net Income and Compensation Actually Paid: Net Income was a metric included in our AIP scorecard each of the last five years. Performance was determined based on a percentage of target achieved in each respective year and reflected in final payout amounts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
●	ROE and Compensation Actually Paid: Return on Equity was a metric included in our AIP scorecard in each of the last five years. Performance was determined based on a percentage of target achieved in each respective year and reflected in final payout amounts.

Total Shareholder Return Vs Peer Group [Text Block]
●	Cumulative Company TSR and Cumulative Peer Group TSR: Our cumulative total shareholder return was higher than our compensation benchmarking peer group average in three of the last five years, including 4% above average in 2025. As described above in “2025 Long-Term Incentive (LTIP) Awards”, our LTIP awards use a different peer group as the comparator for relative TSR performance, including competitors in the mortgage finance industry and mortgage real estate investment trusts. Performance against this peer group has been largely above target, as described above in “Performance Results of Long-Term Incentive Awards” and has rewarded our executives accordingly.

Total Shareholder Return Amount	[3]	$ 158	106	106	106	138
Peer Group Total Shareholder Return Amount	[4]	145	128	114	88	111
Net Income (Loss) Attributable to Parent	[5]	$ 189,500,000	$ 33,900,000	$ (63,700,000)	$ 25,700,000	$ 18,100,000
Company Selected Measure Amount	[6]	17	20	10	(17)	12
PEO Name		Glen Messina	Glen Messina	Glen Messina	Glen Messina	Glen Messina
Additional 402(v) Disclosure [Text Block]

With our focus on long-term performance, we do not specifically align our performance measures with “compensation actually paid”. Nonetheless, in accordance with Item 402(v) of Regulation S-K, below are the relationships between compensation actually paid to the financial measures presented above:

Equity Awards Adjustments, Footnote [Text Block]

Executive(s)	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
CEO	2025	7,255,348	4,619,870	—	(97,468)	(143,112)	11,634,639
	2024	5,610,382	219,222	—	(620,838)	(363,747)	4,845,019
	2023	4,955,391	(402,504)	—	(2,324,188)	—	2,228,698
	2022	5,778,644	(2,581,410)	—	(864,643)	(1,406,610)	925,981
	2021	5,873,834	2,146,897	—	(42,840)	(20,610)	7,957,281
Average of Non-CEO NEOs	2025	896,828	673,250	—	42,343	(16,681)	1,595,741
	2024	818,633	15,428	—	(68,214)	(112,358)	653,489
	2023	731,721	(257,444)	56,560	(134,341)	(85,196)	311,300
	2022	783,097	(120,491)	6,852	(133,625)	(359,728)	176,106
	2021	598,919	281,960	—	(6,938)	(275,022)	598,919

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,473,182)	$ (4,636,793)	$ (5,563,820)	$ (4,233,065)	$ (3,914,160)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	11,634,639	4,845,019	2,228,698	925,981	7,957,281
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,255,348	5,610,382	4,955,391	5,778,644	5,873,834
PEO [Member] | Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,619,870	219,222	(402,504)	(2,581,410)	2,146,897
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(97,468)	(620,838)	(2,324,188)	(864,643)	(42,840)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(143,112)	(363,747)		(1,406,610)	(20,610)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,634,639	4,845,019	2,228,698	925,981	7,957,281
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(552,926)	(679,588)	(1,034,798)	(692,544)	(406,315)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	1,595,741	653,489	311,300	176,106	598,919
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		896,828	818,633	731,721	783,097	598,919
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		673,250	15,428	(257,444)	(120,491)	281,960
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				56,560	6,852
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		42,343	(68,214)	(134,341)	(133,625)	(6,938)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,681)	(112,358)	(85,196)	(359,728)	(275,022)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,595,741	653,489	311,300	176,106	598,919
Shareholder 2021-2023 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount		145	130	118	94	116
Shareholder 2023-2025 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount		$ 149	$ 133	$ 116	$ 92	$ 113
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Non-GAAP Measure Description [Text Block]

(6)	Adjusted Pre-Tax Return On Equity (ROE) is calculated as adjusted pre-tax income divided by the average of beginning common equity and the beginning common equity plus adjusted pre-tax income. For a discussion of how we measure adjusted pre-tax income and a reconciliation to financial measures prepared under GAAP, please see our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 12, 2026.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Absolute (and Relative) Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Originations Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Servicing Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Productivity
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Employee Engagement

[1]	The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table (below for 2024) for our CEO and non-CEO NEOs as a group. Our CEO was Glen Messina. Our NEOs for each applicable year were as follows: (i) for 2024 and 2025, Scott W. Anderson, Sean B. O’Neil, Aaron D. Wade and Dennis Zeleny, (ii) for 2023, Scott W. Anderson, George T. Henley, Sean B. O’Neil and Dennis Zeleny,(iii) for 2022, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny, June C. Campbell and Albert J. Celini; and (iv) for 2021, Scott W. Anderson, June C. Campbell, George T. Henley, Dennis Zeleny and Timothy J. Yanoti.
[2]	The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO and non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Cumulative TSR performance of our peer group is weighted by their respective market capitalization as of December 31, 2020. Our peer group is the same peer group described above in “Role of Compensation Committee”. Current peer group company loanDepot is not included in the weighted average cumulative TSR calculation because it was publicly listed after the beginning of the five-year measurement period. Similarly, cumulative TSR performance of companies used in either or both our current peer group and peer groups used in 2021-2023 and 2023-2025 who have since been delisted are not included in the weighted average cumulative TSR calculation, including Guild Holdings Company, Home Point Capital, Mr. Cooper Group and Sterling Bancorp. Peer Group Total Shareholder Return values for our peer group used in 2021-2023 would be $145, $130, $118, $94, and $116 for 2025, 2024, 2023, 2022 and 2021, respectively. Peer Group Total Shareholder Return values for our peer group used in 2023-2025 would be $149, $133, $116, $92, and $113 for 2025, 2024, 2023, 2022 and 2021, respectively. We revise our peer group from time to time to accommodate mergers and acquisitions activity within the previous peer group and the evolution of our business model, and to better reflect peers subject to similar regulatory oversight for performance and business practice benchmarking.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[6]	Adjusted Pre-Tax Return On Equity (ROE) is calculated as adjusted pre-tax income divided by the average of beginning common equity and the beginning common equity plus adjusted pre-tax income. For a discussion of how we measure adjusted pre-tax income and a reconciliation to financial measures prepared under GAAP, please see our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 12, 2026.
[7]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above).